SCHEDULE OF COMPONENTS OF LEASE EXPENSES (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)
Lease cost
Operating lease cost	$ 7,915	¥ 54,596	¥ 163,524
Short term lease cost
Total lease cost	$ 7,915	¥ 54,596	¥ 163,524